Unaudited Condensed Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands	Total	General Partner	Common Unitholders	Preferred Unitholders	Total	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2011	$ 517,326	$ 11,005	$ 517,545	$ 0	$ 528,550	$ (11,224)
Distributions declared (distributions per unit of $0.465 in 2012 and distributions per common unit of $0.465 and preferred unit of $0.4275 in 2013) (Note 9)	(32,916)	(658)	(32,258)	0	(32,916)
Partnership's net income	6,595	49	2,387	4,159	6,595
Issuance of units (Note 9)	136,425			136,425	136,425
Equity compensation expense	1,991	0	1,991	0	1,991
Other comprehensive income (Note 8)	9,840					9,840
Balance at Jun. 30, 2012	639,261	10,396	489,665	140,584	640,645	(1,384)
Balance at Dec. 31, 2012	573,828	9,049	425,497	139,744	574,290	(462)
Distributions declared (distributions per unit of $0.465 in 2012 and distributions per common unit of $0.465 and preferred unit of $0.4275 in 2013) (Note 9)	(41,511)	(658)	(32,258)	(8,595)	(41,511)
Partnership's net income	64,332	1,076	52,716	10,540	64,332
Issuance of units (Note 9)	72,535			72,535	72,535
Equity compensation expense	2,739	0	2,739	0	2,739
Other comprehensive income (Note 8)	462					462
Balance at Jun. 30, 2013	$ 672,385	$ 9,467	$ 448,694	$ 214,224	$ 672,385	$ 0